General (Tables)	12 Months Ended
Dec. 31, 2011
M7 Aerospace [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation

	Fair Value	Expected useful lives
Working capital	$30,959
Long-term assets and investments	17
Property, plant and equipment	2,654
Long-term liabilities	(1,925)
Technology	13,800	15 years
Customer relationships and backlog	7,100	5 years
Brand name	1,900	2 years
Goodwill	29,911
	$84,416

Soltam And Saymar [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Assumed For Purchase Price Allocation

	Fair value	Expected useful lives
Working capital, net	$(59,650)
Long-term assets and investments	8,166
Property, plant and equipment	50,750
Long-term liabilities	(44,948)
Technology	17,300	10 years
IPR&D	8,900	10 years
Customer relationships and backlog	11,400	5-10 years
Trade name	3,100	8 years
Licenses	1,020	7 years
Non-competition	700	4 years
Non-controlling interest	(4,592)
Deferred taxes	(5,866)
Goodwill	94,292
	$80,572